Significant Accounting Policies - Schedule of Outstanding Securities (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used during period - basic per share attributable to Sorrento (in shares)	121,552,000	117,021,000	100,563,000	84,941,000	80,486,000	76,887,000	70,302,000	50,886,000	106,150,000	69,742,000	50,360,000
Outstanding options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used during period - basic per share attributable to Sorrento (in shares)									10,523,075	6,321,400	4,332,876
Outstanding warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used during period - basic per share attributable to Sorrento (in shares)									25,635,117	4,708,860	7,740,340